Debt - Additional Information (Detail) $ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Aug. 31, 2019 CAD ($)	Jul. 31, 2019 CAD ($)	Jun. 30, 2019 CAD ($)	May 01, 2019 CAD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	May 31, 2019
Disclosure of detailed information about borrowings [line items]
Interest rate	6.40%					6.30%		5.20%
Proceeds from loan						$ 34,013	$ 8,943
Repayments of loan						18,920	12,293
Gibraltar Mines [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date		June 20, 2026
Lease Term		7 years
Collateral assets Carrying Value		$ 5,537
IFRS16 [Member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of Leased assets						$ 37,254	$ 46,641
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Frequency of payments						monthly
Senior Secured Notes [member]
Disclosure of detailed information about borrowings [line items]
Notes issued					$ 250,000
Maturity date					June 15, 2022
Interest rate					8.75%
Frequency of payments					semi-annually
Redemption price percentage						101.00%
Senior Secured Notes [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption price percentage						100.00%
Senior Secured Notes [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption price percentage						104.375%
Secured equipment loans [member]
Disclosure of detailed information about borrowings [line items]
Frequency of payments						monthly
Equipment Loan [member]
Disclosure of detailed information about borrowings [line items]
Proceeds from loan				$ 13,875
Equipment Loan [member] | Gibraltar Mines [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	August 13, 2023			May 6, 2024
Proceeds from loan	$ 7,977		$ 12,161
Repayments of loan			$ 2,451	$ 1,362